Note 3 - Property and Equipment (10Q) (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Depreciation	$ 273	$ 799	$ 1,316	$ 2,397	$ 1,316	$ 2,397	$ 3,196	$ 2,587